Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and Other Payables
Schedule of trade and other payables
	06.30.21	06.30.20
Rent and service payments received in advance	1,360	1,873
Admission rights	1,080	1,528
Accrued invoices	395	393
Trade payables	664	444
Tenant deposits	87	150
Payments received in advance	272	47
Total trade payables	3,858	4,435
Tax payable	632	175
Others	218	236
Other payments received in advance to be accrued	78	105
Tax payment plans	7	12
Total other payables	935	528
Related parties (Note 30)	504	2,246
Total trade and other payables	5,297	7,209
Non-current	1,321	1,860
Current	3,976	5,349
Total	5,297	7,209